FINANCE COSTS, NET (Schedule of Finance Costs Net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of finance costs, net [Abstract]
Net foreign exchange rate gains	₪ 4			[1]	₪ 2
Interest income from cash, cash equivalents and deposits	3		2		2
Finance income	7	[2]	2		4
Interest expenses	40		47		171
CPI linkage expenses		[1]	3		4
Interest for lease liabilities	20
Finance charges for financial liability	9
Other finance costs	6		5		9
Finance expenses	75	[2]	55		184
Finance costs, net	₪ 68		₪ 53		₪ 180

[1]	Representing an amount of less than NIS 1 million.
[2]	See Note 2 regarding the adoption of IFRS 16 - Leases.